RELATED PARTY BALANCES AND TRANSACTIONS (Schedule of Balances with Related Parties) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Jun. 30, 2018
Related Party Transaction [Line Items]
Accrued expenses	$ 59,012	$ 67,533
C. Mer Industries Ltd [Member]
Related Party Transaction [Line Items]
Advance payments			$ 528
Other receivables	17
Trade payables			475
Accrued expenses	$ 2,022		$ 1,578